FINISHED GOODS USED IN OPERATIONS, NET	9 Months Ended
Sep. 30, 2013
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5       -     FINISHED GOODS USED IN OPERATIONS, NET

	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Finished goods used in operations	$15,966	$15,922	$17,197
Accumulated depreciation	(12,176)	(12,284)	(12,856)
Finished goods used in operations, net	$3,790	$3,638	$4,341

Depreciation expenses were $2,308, $2,480, $2,798, $1,974 (unaudited) and $1,745 (unaudited) in the years ended December 31, 2012, 2011 and 2010 and nine months periods ended September 30, 2013 and 2012, respectively.